Intangible assets - Schedule of goodwill allocation to group of CGUs (Parenthetical) (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Wholesale Banking [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 0	€ 61
Retail Growth [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 153	€ 209